Investment Risks	Jul. 10, 2026
Horizon Active Asset Allocation Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Allocation Fund to meet its investment objective is directly related to the allocation of the Allocation Fund’s assets. Horizon may allocate the Allocation Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Allocation Fund’s value may be adversely affected.

Horizon Active Asset Allocation Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Active Asset Allocation Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Allocation Fund to potentially significant losses. If the Allocation Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Allocation Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Allocation Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Allocation Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Allocation Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Horizon Active Asset Allocation Fund | Emerging Technologies and Artificial Intelligence (AI) Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Technologies and Artificial Intelligence (AI) Risk. Companies involved in emerging technologies, including artificial intelligence (AI), are subject to particular risks. These companies face risks associated with product obsolescence as a result of the rapid pace of innovation, changes in business cycles, economic growth, and government regulation any of which could adversely impact their performance. These companies may have limited product lines, markets, financial resources or personnel and often face intense competition. These companies may be heavily dependent on intellectual property rights, and challenges to or misappropriation of such rights could have a material adverse effect on such companies. These companies typically engage in significant amounts of spending on research and development, and rapid changes to the field could have a material adverse effect on a company’s financial performance.

Horizon Active Asset Allocation Fund | Underlying ETFs Risk
Prospectus [Line Items]
Risk [Text Block]

Underlying ETFs Risk. To the extent that the Allocation Fund invests in underlying ETFs, you will indirectly pay fees and expenses charged by the underlying ETFs in addition to the Allocation Fund’s direct fees and expenses. As a result, the cost of investing in the Allocation Fund will be higher than the cost of investing directly in underlying ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each underlying ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Allocation Fund cannot dispose of its shares of the underlying ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the underlying ETFs in which the Allocation Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an underlying ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Allocation Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Allocation Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Active Asset Allocation Fund | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Allocation Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Allocation Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Allocation Fund’s portfolio. Any of these factors could cause the Allocation Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Active Asset Allocation Fund | Frequent Trading and Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives. As a result of its trading strategies, the Allocation Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Allocation Fund, and may also result in the realization of short-term capital gains. The Allocation Fund must generally distribute realized capital gains to shareholders, increasing the Allocation Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Active Asset Allocation Fund | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk.  Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Active Asset Allocation Fund | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Active Asset Allocation Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Horizon Active Asset Allocation Fund | ADR Risk
Prospectus [Line Items]
Risk [Text Block]

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Horizon Active Asset Allocation Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Horizon Active Asset Allocation Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities.  The market price of equity securities owned by the Allocation Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Active Asset Allocation Fund | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The value of investments in fixed income securities, options on fixed income securities and securities in which the underlying investments are fixed income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Allocation Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Horizon Active Asset Allocation Fund | High Yield or Junk Bond Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).These investments are considered to be speculative in nature.

Horizon Active Asset Allocation Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Horizon Active Asset Allocation Fund | Municipal Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Obligations Risk. The Fund may invest in municipal obligations, including securities of states, territories and possessions, of the U.S. and the District of Columbia, and their political subdivisions, agencies and instrumentalities (collectively, “Municipal Obligations”), the interest on which is exempt from federal income tax. Municipal Obligations include general obligation bonds (which are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest), revenue bonds (which are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power of the issuer) and notes (which are short-term instruments issued by municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues). To the extent that the Fund invests more of its assets in a particular issuer’s municipal securities, the Fund is vulnerable to events adversely affecting that issuer, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. For example, factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. From time-to-time Congress has enacted legislation for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations.

Horizon Active Asset Allocation Fund | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Allocation Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Allocation Fund’s performance.

Horizon Active Asset Allocation Fund | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. Foreign currency-linked investments risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the underlying investment is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Horizon Active Asset Allocation Fund | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Allocation Fund’s service providers or counterparties, issuers of securities held by the Allocation Fund, or other market participants may adversely affect the Allocation Fund and its shareholders, including by causing losses for the Allocation Fund or impairing its operations.

Horizon Active Asset Allocation Fund | REIT Risk
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. REITs involve risks similar to those associated with direct investments in real estate, including sensitivity to changes in interest rates, property values, and rental income. REITs are also subject to risks related to the management and operation of properties, as well as the risk that the Fund may experience delays or losses if a REIT is liquidated or declares bankruptcy. Additionally, REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), which could adversely affect their value. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Publicly traded REIT share are also subject to “Equity Securities Risk”.

Horizon Active Asset Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Allocation Fund.
Horizon Active Asset Allocation Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Allocation Fund is not federally insured or guaranteed by any government agency.
Horizon Active Risk Assist Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Risk Assist Fund to meet its investment objective is directly related to the allocation of the Risk Assist Fund’s assets. Horizon may allocate the Risk Assist Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Risk Assist Fund’s value may be adversely affected.

Horizon Active Risk Assist Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Active Risk Assist Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Risk Assist Fund to potentially significant losses. If the Risk Assist Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Risk Assist Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Risk Assist Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Risk Assist Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Risk Assist Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Horizon Active Risk Assist Fund | Underlying ETFs Risk
Prospectus [Line Items]
Risk [Text Block]

Underlying ETFs Risk. To the extent that the Fund invests in underlying ETFs, you will indirectly pay fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in underlying ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each underlying ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Fund cannot dispose of its shares of the underlying ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the underlying ETFs in which the Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an underlying ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Active Risk Assist Fund | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Risk Assist Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Risk Assist Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Risk Assist Fund’s portfolio. Any of these factors could cause the Risk Assist Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Active Risk Assist Fund | Frequent Trading and Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives. As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Fund, and may also result in the realization of short-term capital gains. The Fund must generally distribute realized capital gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Active Risk Assist Fund | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk.   Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Active Risk Assist Fund | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Active Risk Assist Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Horizon Active Risk Assist Fund | ADR Risk
Prospectus [Line Items]
Risk [Text Block]

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Horizon Active Risk Assist Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Horizon Active Risk Assist Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.  Equity securities typically have greater price volatility than fixed income securities.  The market price of equity securities owned by the Risk Assist Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Active Risk Assist Fund | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The value of investments in fixed income securities, options on fixed income securities and securities in which the underlying investments are fixed income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Risk Assist Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Horizon Active Risk Assist Fund | High Yield or Junk Bond Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). These investments are considered to be speculative in nature.

Horizon Active Risk Assist Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Horizon Active Risk Assist Fund | Municipal Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Obligations Risk. The Fund may invest in municipal obligations, including securities of states, territories and possessions, of the U.S. and the District of Columbia, and their political subdivisions, agencies and instrumentalities (collectively, “Municipal Obligations”), the interest on which is exempt from federal income tax. Municipal Obligations include general obligation bonds (which are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest), revenue bonds (which are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power of the issuer) and notes (which are short-term instruments issued by municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues). To the extent that the Fund invests more of its assets in a particular issuer’s municipal securities, the Fund is vulnerable to events adversely affecting that issuer, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. For example, factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. From time-to-time Congress has enacted legislation for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations.

Horizon Active Risk Assist Fund | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Risk Assist Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Risk Assist Fund’s performance.

Horizon Active Risk Assist Fund | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. Foreign currency-linked investment risk includes market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Risk Assist Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Horizon Active Risk Assist Fund | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Risk Assist Fund’s service providers or counterparties, issuers of securities held by the Risk Assist Fund, or other market participants may adversely affect the Risk Assist Fund and its shareholders, including by causing losses for the Risk Assist Fund or impairing its operations.

Horizon Active Risk Assist Fund | REIT Risk
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. REITs involve risks similar to those associated with direct investments in real estate, including sensitivity to changes in interest rates, property values, and rental income. REITs are also subject to risks related to the management and operation of properties, as well as the risk that the Fund may experience delays or losses if a REIT is liquidated or declares bankruptcy. Additionally, REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), which could adversely affect their value. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Publicly traded REIT share are also subject to “Equity Securities Risk”.

Horizon Active Risk Assist Fund | Risk Assist® Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Risk Assist Strategy Risk. There can be no guarantee that the Risk Assist strategy, including the ratchet function, will be successful in preventing losses in the Risk Assist Fund’s portfolio. Because the Risk Assist strategy may be implemented in stages, the Risk Assist Fund may have market exposure during times when the Risk Assist strategy is being implemented. To the extent that the Risk Assist strategy is implemented, the Risk Assist Fund will likely not benefit from capital appreciation or income from the equity markets.

Horizon Active Risk Assist Fund | Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Horizon Active Risk Assist Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Risk Assist Fund.
Horizon Active Risk Assist Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Risk Assist Fund is not federally insured or guaranteed by any government agency.
Horizon Active Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Income Fund to meet its investment objective is directly related to the allocation of the Income Fund’s assets. Horizon may allocate the Income Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Income Fund’s value may be adversely affected.

Horizon Active Income Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Active Income Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Income Fund to potentially significant losses. If the Income Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Income Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Income Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Income Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Income Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Horizon Active Income Fund | Underlying ETFs Risk
Prospectus [Line Items]
Risk [Text Block]

Underlying ETFs Risk. To the extent that the Fund invests in underlying ETFs, you will indirectly pay fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in underlying ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each underlying ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Fund cannot dispose of its shares of the underlying ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the underlying ETFs in which the Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an underlying ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Active Income Fund | Quantitative Model Risk
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Quantitative Model Risk. The Income Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Income Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Income Fund’s portfolio. Any of these factors could cause the Income Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Active Income Fund | Frequent Trading and Turnover Risk
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Frequent Trading and Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives. As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Fund, and may also result in the realization of short-term capital gains. The Fund must generally distribute realized capital gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Active Income Fund | Foreign Securities Risk
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Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Horizon Active Income Fund | ADR Risk
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ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Horizon Active Income Fund | Emerging Markets Risk
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Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Horizon Active Income Fund | Equity Securities Risk
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Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Income Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Active Income Fund | Fixed Income Risk
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Fixed Income Risk. The value of investments in fixed income securities, options on fixed income securities and securities in which the underlying investments are fixed income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Income Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Horizon Active Income Fund | High Yield or Junk Bond Risk
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High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). These investments are considered to be speculative in nature.

Horizon Active Income Fund | U.S. Government Securities Risk
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U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Horizon Active Income Fund | Sector and Focus Risk
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Sector and Focus Risk. To the extent that the Income Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Income Fund’s performance.

Horizon Active Income Fund | Foreign Currency Risk
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Foreign Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Income Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Horizon Active Income Fund | Operational and Technology Risk
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Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Income Fund’s service providers or counterparties, issuers of securities held by the Risk Assist Fund, or other market participants may adversely affect the Income Fund and its shareholders, including by causing losses for the Income Fund or impairing its operations.

Horizon Active Income Fund | REIT Risk
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REIT Risk. REITs involve risks similar to those associated with direct investments in real estate, including sensitivity to changes in interest rates, property values, and rental income. REITs are also subject to risks related to the management and operation of properties, as well as the risk that the Fund may experience delays or losses if a REIT is liquidated or declares bankruptcy. Additionally, REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), which could adversely affect their value. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Publicly traded REIT share are also subject to “Equity Securities Risk”.

Horizon Active Income Fund | Credit Risk [Member]
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Credit Risk. Issuers of fixed-income securities may default on their obligations to make interest and principal payments. Generally, securities with lower debt ratings carry a greater risk that the issuer will default on its payment obligations. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) or lower (sometimes referred to as “junk bonds”) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. These securities can also be thinly traded or have restrictions on resale, which can make them difficult to sell or adversely affect their market value.

Horizon Active Income Fund | Interest Rate Risk [Member]
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Interest Rate Risk. When the Income Fund invests in bonds (either directly or through underlying investments), the value of your investment in the Income Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Income Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Horizon Active Income Fund | Preferred Securities Risk
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Preferred Securities Risk. Preferred securities can decrease in value for a variety of reasons, including decreases in response to the activities of an individual company or in response to general market and/or economic conditions. To the extent a preferred security defers, suspends, or does not declare distributions, the preferred security may lose significant value, and the Fund may still be required to account for the distribution that has been deferred or suspended even though it has not received this income in cash. The market value of all securities, including preferred securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. Preferred securities may be less liquid than common securities and may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debts of the same issuer.

Horizon Active Income Fund | Convertible Securities Risk
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Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. If a convertible security’s investment value is greater than its conversion value, its price likely increases when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Horizon Active Income Fund | MBS Risk
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MBS Risk. MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity, reducing overall returns.

Horizon Active Income Fund | MLP Risk
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MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.

Horizon Active Income Fund | Futures Contract Risk
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Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Horizon Active Income Fund | Non-U.S. Government Debt Risk
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Non-U.S. Government Debt Risk. An investment in debt obligations of non-U.S. governments and their political subdivisions (“sovereign debt”) involves special risks that are not present in corporate debt obligations, including increased volatility and possible foreign government interference. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints.

Horizon Active Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Income Fund.
Horizon Active Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Income Fund is not federally insured or guaranteed by any government agency.
Horizon Equity Premium Income Fund | Management Risk
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Management Risk. The ability of the Equity Premium Income Fund to meet its investment objective is directly related to the allocation of the Equity Premium Income Fund’s assets. Horizon may allocate the Equity Premium Income Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Equity Premium Income Fund’s value may be adversely affected.

Horizon Equity Premium Income Fund | Market Risk
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Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Equity Premium Income Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Horizon Equity Premium Income Fund | Options Risk
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Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Equity Premium Income Fund to potentially significant losses. If the Equity Premium Income Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Equity Premium Income Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Equity Premium Income Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Equity Premium Income Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Equity Premium Income Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Horizon Equity Premium Income Fund | Quantitative Model Risk
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Quantitative Model Risk. The Equity Premium Income Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Equity Premium Income Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Equity Premium Income Fund’s portfolio. Any of these factors could cause the Equity Premium Income Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Equity Premium Income Fund | Large Capitalization Company Risk
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Large Capitalization Company Risk.  Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Equity Premium Income Fund | ADR Risk
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ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Horizon Equity Premium Income Fund | Equity Securities Risk
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Equity Securities Risk.  Equity securities typically have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Equity Premium Income Fund | Operational and Technology Risk
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Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Equity Premium Income Fund’s service providers or counterparties, issuers of securities held by the Equity Premium Income Fund, or other market participants may adversely affect the Equity Premium Income Fund and its shareholders, including by causing losses for the Equity Premium Income Fund or impairing its operations.

Horizon Equity Premium Income Fund | REIT Risk
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Risk [Text Block]

REIT Risk. REITs involve risks similar to those associated with direct investments in real estate, including sensitivity to changes in interest rates, property values, and rental income. REITs are also subject to risks related to the management and operation of properties, as well as the risk that the Fund may experience delays or losses if a REIT is liquidated or declares bankruptcy. Additionally, REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), which could adversely affect their value. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Publicly traded REIT share are also subject to “Equity Securities Risk”.

Horizon Equity Premium Income Fund | Preferred Securities Risk
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Preferred Securities Risk. Preferred securities can decrease in value for a variety of reasons, including decreases in response to the activities of an individual company or in response to general market and/or economic conditions. To the extent a preferred security defers, suspends, or does not declare distributions, the preferred security may lose significant value, and the Fund may still be required to account for the distribution that has been deferred or suspended even though it has not received this income in cash. The market value of all securities, including preferred securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. Preferred securities may be less liquid than common securities and may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debts of the same issuer.

Horizon Equity Premium Income Fund | Convertible Securities Risk
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Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. If a convertible security’s investment value is greater than its conversion value, its price likely increases when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Horizon Equity Premium Income Fund | Dividend Yield Risk
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Dividend Yield Risk. While the Equity Premium Income Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends in the future, thus reducing income to the Equity Premium Income Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or of markets generally.

Horizon Equity Premium Income Fund | Domestic Strategy Risk
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Domestic Strategy Risk. Because the Equity Premium Income Fund will invest primarily in securities of U.S. issuers, the Equity Premium Income Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Horizon Equity Premium Income Fund | Focus Risk
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Focus Risk. To the extent that the Equity Premium Income Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Equity Premium Income Fund’s performance.

Horizon Equity Premium Income Fund | Inflation Risk
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. As inflation increases, the real value of the Fund’s shares and dividends may decline.

Horizon Equity Premium Income Fund | Derivatives Risk
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Derivatives Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin or collateral if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Horizon Equity Premium Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Equity Premium Income Fund.
Horizon Equity Premium Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Equity Premium Income Fund is not federally insured or guaranteed by any government agency.
Horizon Defined Risk Fund | Management Risk
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Management Risk. The ability of the Defined Risk Fund to meet its investment objective is directly related to the allocation of the Defined Risk Fund’s assets. Horizon may allocate the Defined Risk Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Defined Risk Fund’s value may be adversely affected.

Horizon Defined Risk Fund | Market Risk
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Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Defined Risk Fund | Options Risk
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Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Horizon Defined Risk Fund | Underlying ETFs Risk
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Underlying ETFs Risk. To the extent that the Fund invests in underlying ETFs, you will indirectly pay fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in underlying ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each underlying ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Fund cannot dispose of its shares of the underlying ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the underlying ETFs in which the Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an underlying ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Defined Risk Fund | Quantitative Model Risk
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Quantitative Model Risk. The Defined Risk Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Defined Risk Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Defined Risk Fund’s portfolio. Any of these factors could cause the Defined Risk Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Defined Risk Fund | Large Capitalization Company Risk
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Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Defined Risk Fund | Foreign Securities Risk
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Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Horizon Defined Risk Fund | ADR Risk
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ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Horizon Defined Risk Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.  Equity securities typically have greater price volatility than fixed income securities.  The market price of equity securities owned by the Defined Risk Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Defined Risk Fund | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. Foreign currency-linked investment risk includes market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Defined Risk Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Horizon Defined Risk Fund | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Defined Risk Fund’s service providers or counterparties, issuers of securities held by the Defined Risk Fund, or other market participants may adversely affect the Defined Risk Fund and its shareholders, including by causing losses for the Defined Risk Fund or impairing its operations.

Horizon Defined Risk Fund | REIT Risk
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. REITs involve risks similar to those associated with direct investments in real estate, including sensitivity to changes in interest rates, property values, and rental income. REITs are also subject to risks related to the management and operation of properties, as well as the risk that the Fund may experience delays or losses if a REIT is liquidated or declares bankruptcy. Additionally, REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), which could adversely affect their value. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Publicly traded REIT share are also subject to “Equity Securities Risk”.

Horizon Defined Risk Fund | Preferred Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk. Preferred securities can decrease in value for a variety of reasons, including decreases in response to the activities of an individual company or in response to general market and/or economic conditions. To the extent a preferred security defers, suspends, or does not declare distributions, the preferred security may lose significant value, and the Fund may still be required to account for the distribution that has been deferred or suspended even though it has not received this income in cash. The market value of all securities, including preferred securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. Preferred securities may be less liquid than common securities and may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debts of the same issuer.

Horizon Defined Risk Fund | Convertible Securities Risk
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Risk [Text Block]

Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. If a convertible security’s investment value is greater than its conversion value, its price likely increases when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Horizon Defined Risk Fund | Smaller and Medium Capitalization Company Risk
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Risk [Text Block]

Smaller and Medium Capitalization Company Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Defined Risk Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Defined Risk Fund.
Horizon Defined Risk Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Defined Risk Fund is not federally insured or guaranteed by any government agency.
Horizon Multi-Factor U.S. Equity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Multi-Factor U.S. Equity Fund to meet its investment objective is directly related to the allocation of the Multi-Factor U.S. Equity Fund’s assets. Horizon may allocate the Multi-Factor U.S. Equity Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Multi-Factor U.S. Equity Fund’s value may be adversely affected. Horizon’s analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters could be wrong and may not produce desired results.

Horizon Multi-Factor U.S. Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Multi-Factor U.S. Equity Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Multi-Factor U.S. Equity Fund to potentially significant losses. If the Multi-Factor U.S. Equity Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Multi-Factor U.S. Equity Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Multi-Factor U.S. Equity Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Horizon Multi-Factor U.S. Equity Fund | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Multi-Factor U.S. Equity Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Multi-Factor U.S. Equity Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Multi-Factor U.S. Equity Fund’s portfolio. Any of these factors could cause the Multi-Factor U.S. Equity Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Multi-Factor U.S. Equity Fund | Frequent Trading and Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives. As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Fund, and may also result in the realization of short-term capital gains. The Fund must generally distribute realized capital gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Multi-Factor U.S. Equity Fund | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Multi-Factor U.S. Equity Fund | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Multi-Factor U.S. Equity Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Multi-Factor U.S. Equity Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Multi-Factor U.S. Equity Fund | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Multi-Factor U.S. Equity Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Multi-Factor U.S. Equity Fund’s performance.

Horizon Multi-Factor U.S. Equity Fund | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Multi-Factor U.S. Equity Fund’s service providers or counterparties, issuers of securities held by the Multi-Factor U.S. Equity Fund, or other market participants may adversely affect the Multi-Factor U.S. Equity Fund and its shareholders, including by causing losses for the Multi-Factor U.S. Equity Fund or impairing its operations.

Horizon Multi-Factor U.S. Equity Fund | Domestic Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Domestic Strategy Risk. Because the Multi-Factor U.S. Equity Fund will invest primarily in securities of U.S. issuers, the Multi-Factor U.S. Equity Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Horizon Multi-Factor U.S. Equity Fund | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Multi-Factor U.S. Equity Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Multi-Factor U.S. Equity Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Multi-Factor U.S. Equity Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Multi-Factor U.S. Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Multi-Factor U.S. Equity Fund.
Horizon Multi-Factor U.S. Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Multi-Factor U.S. Equity Fund is not federally insured or guaranteed by any government agency.
Horizon Defensive Core Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Defensive Core Fund to meet its investment objective is directly related to the allocation of the Defensive Core Fund’s assets. Horizon may allocate the Defensive Core Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Defensive Core Fund’s value may be adversely affected.

Horizon Defensive Core Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Defensive Core Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless exposing the Defensive Core Fund to potentially significant losses. If the Defensive Core Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Defensive Core Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Defensive Core Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. While the Fund’s options strategy is primarily intended to enhance the Fund’s defensive characteristics, there can be no assurance that the options strategy will achieve its intended results, and the use of options may, in certain market conditions, result in losses that are greater than would have been incurred in the absence of such options positions. The Fund’s use of options strategies, including straddles, may be subject to special federal income tax rules that may, among other things, affect the character of gains and losses realized by the Fund, accelerate recognition of income to the Fund, and defer the Fund’s ability to recognize losses. These rules could therefore affect the character, amount, and timing of distributions to shareholders.

Horizon Defensive Core Fund | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Risk Assist® strategy relies heavily on quantitative models and the analysis of specific metrics to construct and implement the Risk Assist® strategy portion of the Defensive Core Fund. The impact of these metrics on performance can be difficult to predict. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in determining the weighting of particular investments in the Defensive Core Fund’s portfolio. Any of these factors could cause the Defensive Core Fund to underperform funds with similar strategies that do not utilize quantitative analysis.

Horizon Defensive Core Fund | Frequent Trading and Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives. As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Fund, and may also result in the realization of short-term capital gains. The Fund must generally distribute realized capital gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Defensive Core Fund | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Defensive Core Fund to underperform investments that focus on small or mid-cap companies.

Horizon Defensive Core Fund | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Defensive Core Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Defensive Core Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Defensive Core Fund | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Risk. The Defensive Core Fund will be subject to fixed-income risks to the extent that the Defensive Core Fund implements the Risk Assist® strategy. The value of investments in fixed-income securities, options on fixed-income securities and securities in which the underlying investments are fixed-income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Defensive Core Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Horizon Defensive Core Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Horizon Defensive Core Fund | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Defensive Core Fund focuses its investments in particular asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those asset classes or sectors may have a significant impact on the Defensive Core Fund’s performance.

Horizon Defensive Core Fund | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Defensive Core Fund’s service providers or counterparties, issuers of securities held by the Defensive Core Fund, or other market participants may adversely affect the Defensive Core Fund and its shareholders, including by causing losses for the Defensive Core Fund or impairing its operations.

Horizon Defensive Core Fund | Risk Assist® Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Risk Assist® Strategy Risk. The ability of the Defensive Core Fund to meet its investment objective is directly related to Horizon’s ability to effectively allocate Fund assets to, and otherwise implement, the Risk Assist® strategy. Implementing the Defensive Core Fund’s Risk Assist® strategy may result in periods of time when the Defensive Core Fund is invested primarily (or entirely) in Cash Equivalents (as opposed to equity securities). There can be no guarantee that the Risk Assist® strategy, including the ratchet function, will be successful in preventing losses in the Defensive Core Fund’s portfolio. Because the Risk Assist® strategy may be implemented in stages, the Defensive Core Fund may have market exposure during times when the Risk Assist® strategy is being implemented. To the extent that the Risk Assist® strategy is implemented, the Defensive Core Fund will likely not benefit from capital appreciation or income from the equity markets. To the extent that the Risk Assist® strategy is not implemented in a timely manner, the Defensive Core Fund may underperform. The Defensive Core Fund’s portfolio managers analysis of economic trends, or other matters could be wrong and may not produce desired results.

Horizon Defensive Core Fund | Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Defensive Core Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Horizon Defensive Core Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. When the Defensive Core Fund invests in bonds (either directly or through underlying investments), the value of your investment in the Defensive Core Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by Defensive Core Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Horizon Defensive Core Fund | Domestic Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Domestic Strategy Risk. Because the Defensive Core Fund will invest primarily in securities of U.S. issuers, the Defensive Core Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Defensive Core Fund has exposure, and the Defensive Core Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Horizon Defensive Core Fund | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Multi-Factor U.S. Equity Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Multi-Factor U.S. Equity Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Multi-Factor U.S. Equity Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Defensive Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Defensive Core Fund.
Horizon Defensive Core Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Defensive Core Fund is not federally insured or guaranteed by any government agency.
Horizon Tactical Fixed Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Tactical Income Fund to meet its investment objective is directly related to the allocation of the Tactical Income Fund’s assets. Horizon may allocate the Tactical Income Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Tactical Income Fund’s value may be adversely affected. Horizon’s analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters could be wrong and may not produce desired results.

Horizon Tactical Fixed Income Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Tactical Fixed Income Fund | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Tactical Income Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Tactical Income Fund’s portfolio. The impact of these metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular securities in the Tactical Income Fund’s portfolio. Any of these factors could cause the Tactical Income Fund to underperform funds with similar strategies that do not select investments based on quantitative analysis.

Horizon Tactical Fixed Income Fund | Frequent Trading and Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives. As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Fund, and may also result in the realization of short-term capital gains. The Fund must generally distribute realized capital gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Tactical Fixed Income Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investing in securities issued by companies or governments whose location or principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies and foreign government debt, and the issuers are generally not uniformly bound by consistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Horizon Tactical Fixed Income Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign issuers, countries within emerging markets also may have relatively unstable governments, social and legal systems that do not protect securityholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Horizon Tactical Fixed Income Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.  Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Tactical Income Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Horizon Tactical Fixed Income Fund | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The value of investments in fixed income securities and securities in which the underlying investments are fixed income securities are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Tactical Income Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Horizon Tactical Fixed Income Fund | High Yield or Junk Bond Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). These investments are considered to be speculative in nature.

Horizon Tactical Fixed Income Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Horizon Tactical Fixed Income Fund | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Tactical Income Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Tactical Income Fund’s performance.

Horizon Tactical Fixed Income Fund | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Tactical Income Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Horizon Tactical Fixed Income Fund | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Tactical Income Fund’s service providers or counterparties, issuers of securities held by the Risk Assist Fund, or other market participants may adversely affect the Tactical Income Fund and its shareholders, including by causing losses for the Tactical Income Fund or impairing its operations.

Horizon Tactical Fixed Income Fund | Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Tactical Income Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Horizon Tactical Fixed Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. Issuers of fixed-income securities may default on their obligations to make interest and principal payments. Generally, securities with lower debt ratings carry a greater risk that the issuer will default on its payment obligations. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) or lower (sometimes referred to as “junk bonds”) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. These securities can also be thinly traded or have restrictions on resale, which can make them difficult to sell or adversely affect their market value.

Horizon Tactical Fixed Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. When the Tactical Income Fund invests in bonds (either directly or through underlying investments), the value of your investment in the Tactical Income Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Tactical Income Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Horizon Tactical Fixed Income Fund | Preferred Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk. Preferred securities can decrease in value for a variety of reasons, including decreases in response to the activities of an individual company or in response to general market and/or economic conditions. To the extent a preferred security defers, suspends, or does not declare distributions, the preferred security may lose significant value, and the Fund may still be required to account for the distribution that has been deferred or suspended even though it has not received this income in cash. The market value of all securities, including preferred securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. Preferred securities may be less liquid than common securities and may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debts of the same issuer.

Horizon Tactical Fixed Income Fund | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. If a convertible security’s investment value is greater than its conversion value, its price likely increases when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Horizon Tactical Fixed Income Fund | MBS Risk
Prospectus [Line Items]
Risk [Text Block]

MBS Risk. MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity, reducing overall returns.

Horizon Tactical Fixed Income Fund | Non-U.S. Government Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Government Debt Risk. An investment in debt obligations of non-U.S. governments and their political subdivisions (“sovereign debt”) involves special risks that are not present in corporate debt obligations, including increased volatility and possible foreign government interference. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints.

Horizon Tactical Fixed Income Fund | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Tactical Income Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Tactical Income Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Tactical Income Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Tactical Fixed Income Fund | Bank Loans Risk
Prospectus [Line Items]
Risk [Text Block]

Bank Loans Risk. The Fund may invest in ETFs that hold bank loans. Investments in bank loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding bank loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions.

Horizon Tactical Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Tactical Income Fund.
Horizon Tactical Fixed Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Tactical Income Fund is not federally insured or guaranteed by any government agency.
Horizon Multi-Factor Small/Mid Cap Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Multi-Factor Small/Mid Cap Fund to meet its investment objective is directly related to the allocation of the Multi-Factor Small/Mid Cap Fund’s assets. Horizon may allocate the Multi-Factor Small/Mid Cap Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Multi-Factor Small/Mid Cap Fund’s value may be adversely affected. Horizon’s analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters could be wrong and may not produce desired results.

Horizon Multi-Factor Small/Mid Cap Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Multi-Factor Small/Mid Cap Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The value of an option will fluctuate in response to changes in the value of the underlying security or index. In addition, investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Multi-Factor Small/Mid Cap Fund to potentially significant losses. If the Multi-Factor Small/Mid Cap Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Multi-Factor Small/Mid Cap Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Multi-Factor Small/Mid Cap Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Horizon Multi-Factor Small/Mid Cap Fund | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Multi-Factor Small/Mid Cap Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Multi-Factor Small/Mid Cap Fund’s portfolio. The impact of these metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular securities in the Multi-Factor Small/Mid Cap Fund’s portfolio. Any of these factors could cause the Multi-Factor Small/Mid Cap Fund to underperform funds with similar strategies that do not select investments based on quantitative analysis.

Horizon Multi-Factor Small/Mid Cap Fund | Frequent Trading and Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives. As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Fund, and may also result in the realization of short-term capital gains. The Fund must generally distribute realized capital gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Multi-Factor Small/Mid Cap Fund | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Multi-Factor Small/Mid Cap Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The prices of equity securities are volatile and may fluctuate in response to many factors. The market price of equity securities owned by the Multi-Factor Small/Mid Cap Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Multi-Factor Small/Mid Cap Fund | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Multi-Factor Small/Mid Cap Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Multi-Factor Small/Mid Cap Fund’s performance.

Horizon Multi-Factor Small/Mid Cap Fund | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Multi-Factor Small/Mid Cap Fund’s service providers or counterparties, issuers of securities held by the Multi-Factor Small/Mid Cap Fund, or other market participants may adversely affect the Multi-Factor Small/Mid Cap Fund and its shareholders, including by causing losses for the Multi-Factor Small/Mid Cap Fund or impairing its operations.

Horizon Multi-Factor Small/Mid Cap Fund | REIT Risk
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. REITs involve risks similar to those associated with direct investments in real estate, including sensitivity to changes in interest rates, property values, and rental income. REITs are also subject to risks related to the management and operation of properties, as well as the risk that the Fund may experience delays or losses if a REIT is liquidated or declares bankruptcy. Additionally, REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), which could adversely affect their value. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Publicly traded REIT share are also subject to “Equity Securities Risk”.

Horizon Multi-Factor Small/Mid Cap Fund | Domestic Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Domestic Strategy Risk. Because the Multi-Factor Small/Mid Cap Fund will invest primarily in securities of U.S. issuers, the Multi-Factor Small/Mid Cap Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Horizon Multi-Factor Small/Mid Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Multi-Factor Small/Mid Cap Fund.
Horizon Multi-Factor Small/Mid Cap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Multi-Factor Small/Mid Cap Fund is not federally insured or guaranteed by any government agency.
Centre American Select Equity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Centre American Select Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Centre American Select Equity Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Centre American Select Equity Fund | Underlying ETFs Risk
Prospectus [Line Items]
Risk [Text Block]

Underlying ETFs Risk. To the extent that the Fund invests in underlying ETFs, you will indirectly pay fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in underlying ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each underlying ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Fund cannot dispose of its shares of the underlying ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the underlying ETFs in which the Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an underlying ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Centre American Select Equity Fund | Frequent Trading and Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Fund, and may also result in the realization of short-term capital gains. The Fund must generally distribute realized capital gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Centre American Select Equity Fund | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Centre American Select Equity Fund | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Centre American Select Equity Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Centre American Select Equity Fund | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Centre American Select Equity Fund | Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Centre American Select Equity Fund | Preferred Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk. Preferred securities can decrease in value for a variety of reasons, including decreases in response to the activities of an individual company or in response to general market and/or economic conditions. To the extent a preferred security defers, suspends, or does not declare distributions, the preferred security may lose significant value, and the Fund may still be required to account for the distribution that has been deferred or suspended even though it has not received this income in cash. The market value of all securities, including preferred securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. Preferred securities may be less liquid than common securities and may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debts of the same issuer.

Centre American Select Equity Fund | Futures Contract Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Centre American Select Equity Fund | Risks of Investing in Undervalued Securities
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor or achieve the Adviser’s expectations with respect to the price of the security.

Centre American Select Equity Fund | Derivative Risk
Prospectus [Line Items]
Risk [Text Block]

Derivative Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin or collateral if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Centre American Select Equity Fund | Political/Economic Risk
Prospectus [Line Items]
Risk [Text Block]

Political/Economic Risk. Changes in economic and tax policies, interest rates, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

Centre American Select Equity Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact the Fund’s ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which the Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to invest in certain assets, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Centre American Select Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Select Equity Fund.
Centre American Select Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Select Equity Fund is not federally insured or guaranteed by any government agency.
Centre Global Infrastructure Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Centre Global Infrastructure Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Centre Global Infrastructure Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs and GDRs, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Centre Global Infrastructure Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Centre Global Infrastructure Fund | Municipal Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Obligations Risk. The Fund may invest in municipal obligations, including securities of states, territories and possessions, of the U.S. and the District of Columbia, and their political subdivisions, agencies and instrumentalities (collectively, “Municipal Obligations”), the interest on which is exempt from federal income tax. Municipal Obligations include general obligation bonds (which are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest), revenue bonds (which are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power of the issuer) and notes (which are short-term instruments issued by municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues). To the extent that the Fund invests more of its assets in a particular issuer’s municipal securities, the Fund is vulnerable to events adversely affecting that issuer, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. For example, factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. From time to time Congress has enacted legislation for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations.

Centre Global Infrastructure Fund | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. The Fund’s investments in securities issued by infrastructure-related companies may expose the Fund to the risks affecting a particular market sector, such as utilities, telecommunication services, energy or industrials. To the extent that the Fund’s investments are focused in such a sector, the Fund will be subject to the market or economic factors affecting such sector, including adverse economic, business, political, regulatory or environmental developments, to a greater extent than if the Fund’s investments were more diversified among various different sectors.

Centre Global Infrastructure Fund | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. Foreign currency-linked investments risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the underlying investment is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Centre Global Infrastructure Fund | Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Centre Global Infrastructure Fund | Credit Risk [Member]
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Credit Risk. Issuers of fixed-income securities may default on their obligations to make interest and principal payments. Generally, securities with lower debt ratings carry a greater risk that the issuer will default on its payment obligations. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) or lower (sometimes referred to as “junk bonds”) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. These securities can also be thinly traded or have restrictions on resale, which can make them difficult to sell or adversely affect their market value.

Centre Global Infrastructure Fund | Interest Rate Risk [Member]
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Interest Rate Risk. When the Fund invests in bonds (either directly or through underlying investments), the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Centre Global Infrastructure Fund | Convertible Securities Risk
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Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. If a convertible security’s investment value is greater than its conversion value, its price likely increases when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Centre Global Infrastructure Fund | Political/Economic Risk
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Political/Economic Risk. Changes in economic and tax policies, interest rates, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

Centre Global Infrastructure Fund | Regulatory Risk
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Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact the Fund’s ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which the Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to invest in certain assets, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Centre Global Infrastructure Fund | Infrastructure-Related Company Investment Risk
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Infrastructure-Related Company Investment Risk. The Fund’s investments in infrastructure-related companies will expose the Fund, and make it more susceptible, to adverse economic or regulatory occurrences affecting those companies. Infrastructure-related companies may be subject to a variety of factors that, individually or collectively, may adversely affect their business or operations, including general or local economic conditions and political developments, changes in government spending on infrastructure projects, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, high degrees of leverage, difficulty in raising capital, costs associated with compliance with changes in environmental and other regulations, the deregulation of a particular industry or sector, environmental problems, technological changes, surplus capacity, casualty losses, threat of terrorist attacks, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies. In addition, infrastructure-related companies may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other challenges and the imposition of special tariffs and changes in tax laws and accounting standards. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not focus its investments in such companies.

Centre Global Infrastructure Fund | Fixed Income Securities Risk
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Fixed Income Securities Risk. The value of investments in fixed income securities, options on fixed income securities and securities in which the underlying investments are fixed income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Allocation Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Centre Global Infrastructure Fund | Maturity Risk
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Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Centre Global Infrastructure Fund | Income Risk
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Risk [Text Block]	Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of falling interest rates or dividend yields.
Centre Global Infrastructure Fund | Liquidity Risk
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Liquidity Risk. Liquidity risk occurs when an investment becomes difficult to purchase or sell. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. The Fund may also face liquidity risk as a result of, among other factors, low trading volumes, legal or contractual restrictions on resale, and substantial redemptions of the Fund’s shares.

Centre Global Infrastructure Fund | MLP Investment Risk
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MLP Investment Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.

Centre Global Infrastructure Fund | Risk Lose Money [Member]
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Risk [Text Block]	You may lose money by investing in the Global Infrastructure Fund.
Centre Global Infrastructure Fund | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	The Global Infrastructure Fund is not federally insured or guaranteed by any government agency.